Shareholders’ equity (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands						1 Months Ended	12 Months Ended
	Sep. 30, 2025	Jul. 17, 2025	Apr. 30, 2025	Mar. 28, 2025	Mar. 08, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 19, 2025	Nov. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	Jan. 15, 2025
IfrsStatementLineItems [Line Items]
Capital							$ 132,438	$ 132,438
Capital, shares							132,438	132,438
Par value ($ per share)							$ 1.00
Authorized, but unissued and unsubscribed share capital							$ 231,925
Payment of dividend							26,918	$ 3,707
Non-controlling interests							$ 286,629	$ 246,363
Dividends liquidate rate							100.00%
Recorded in equity							$ 502
Retained earnings attributable to the controlling interest							492
Non-controlling interest							$ 10
Nexa El Porvenir [Member]
IfrsStatementLineItems [Line Items]
Number of shares acquired, value													3,453
Number of shares acquired													1,864
Ownership interest		82.11%					0.89%
Recognized a gain equity attributable							$ 1,005
Recognized a gain equity attributable							1,016
Shares were acquired, value							$ 502
Nexa Atacocha [Member]
IfrsStatementLineItems [Line Items]
Ownership interest		17.89%				86.65%		82.11%
Nexa Atacocha [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest							82.11%
Ownership interest non controlling							17.00%
Nexa Atacocha [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ownership interest							83.00%
Ownership interest non controlling							17.89%
Nexa [Member]
IfrsStatementLineItems [Line Items]
Dividends to non-controlling interests				$ 17,389	$ 13,400
Nexa Peru [Member]
IfrsStatementLineItems [Line Items]
Dividends to non-controlling interests							$ 359
Payment of dividend				100,000
Shareholder [Member]
IfrsStatementLineItems [Line Items]
Payment of dividend				50,000
Nexa C J M [Member]
IfrsStatementLineItems [Line Items]
Dividends to non-controlling interests	$ 8,103		$ 8,717	179
Payment of dividend				$ 82,432
Pollarix S A [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Dividends to non-controlling interests							17,088
Payment of dividend							50,231
Dividends comprising							10,332
Non-controlling interests							24,853
Pollarix S A [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Dividends to non-controlling interests							93,726
Payment of dividend							275,668
Dividends comprising							56,713
Non-controlling interests							133,344
Nexa B R [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Dividends comprising							39,899
Nexa B R [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Dividends comprising							218,975
Subsidiary Pollarix S A [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Payment of dividend							23,836			$ 7,675	$ 6,061	$ 10,099
Other receive amount			20,370						$ 3,465
Subsidiary Pollarix S A [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Payment of dividend							$ 132,415			$ 42,642	$ 33,665	$ 56,108
Other receive amount			$ 112,216						$ 20,199